Schedule IV-Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Life Insurance in Force
Direct amount	$ 68.1	$ 237.0	$ 475.3
Ceded to other companies	48.4	211.6	446.4
Assumed from other companies	0.0	0.0	0.0
Net amount	$ 19.7	$ 25.4	$ 28.9
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	$ 20.2	$ 27.0	$ 26.9
Ceded to other companies	19.5	26.2	26.2
Assumed from other companies	0.0	0.0	0.3
Net earned premiums	$ 0.7	$ 0.8	$ 1.0
Percentage of amount assumed to net	0.00%	0.00%	30.00%
Benefits:
Direct amount	$ 65.1	$ 30.4	$ 37.8
Ceded to other companies	64.8	30.2	37.4
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.3	$ 0.2	$ 0.4
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Life insurance
Premiums:
Direct amount	$ 1.0	$ 2.2	$ 3.3
Ceded to other companies	0.9	2.1	3.0
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.1	$ 0.1	$ 0.3
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 1.9	$ 1.7	$ 2.7
Ceded to other companies	1.8	1.7	2.7
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.1	$ 0.0	$ 0.0
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct amount	$ 19.2	$ 24.8	$ 23.6
Ceded to other companies	18.6	24.1	23.2
Assumed from other companies	0.0	0.0	0.3
Net earned premiums	$ 0.6	$ 0.7	$ 0.7
Percentage of amount assumed to net	0.00%	0.00%	42.90%
Benefits:
Direct amount	$ 63.2	$ 28.7	$ 35.1
Ceded to other companies	63.0	28.5	34.7
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.2	$ 0.2	$ 0.4
Percentage of amount assumed to net	0.00%	0.00%	0.00%